Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Jun. 30, 2026	May 07, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 137		€ 30,790
Current financial liabilities	1,075		1,302
Total financial liabilities	1,212		32,093
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	137		554
Current financial liabilities	1,075		1,302
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	137		554
Current financial liabilities	1,075		1,302
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0		30,237
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 0	€ 33,483	€ 30,237